Loss Per Share - Summary of Loss Per Share And weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net loss attributable to common stockholders – basic	$ (10,298)	$ (4,755)	$ (35,466)	$ (44,953)
Net loss attributable to common stockholders – diluted	$ (10,298)	$ (4,755)	$ (35,466)	$ (44,953)
Basic weighted average common stock outstanding	208,505,216	198,347,397	207,362,662	197,060,987
Diluted weighted average common stock outstanding	208,505,216	198,347,397	207,362,662	197,060,987
Loss per share attributable to common stockholders – Basic	$ (0.05)	$ (0.02)	$ (0.17)	$ (0.23)
Loss per share attributable to common stockholders – Diluted	$ (0.05)	$ (0.02)	$ (0.17)	$ (0.23)